Segment Information_Geographical Operating Revenues From External Customers(Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	₩ 11,431,851	₩ 10,859,687	₩ 10,192,182
Major non-current assets	10,633,178	9,147,721	7,993,238
Domestic
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	11,142,264	10,666,586	10,078,253
Major non-current assets	9,515,220	8,114,196	7,472,597
United States
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	72,945	46,391	17,596
Major non-current assets	386,724	370,252	363,330
New Zealand
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	6,946	6,213	5,855
Major non-current assets	3,516	72	57
China
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	109,574	94,996	44,531
Major non-current assets	15,119	5,454	4,585
Cambodia
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	19,534	11,062	7,475
Major non-current assets	7,162	3,733	1,753
United Kingdom
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	10,037	8,119	11,547
Major non-current assets	85,634	537	319
Others
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	70,551	26,320	26,925
Major non-current assets	551,039	584,466	78,142
Intra-group Adjustments
Disclosure Of Geographical Areas Line Items [Line Items]
Revenues from external customers	0	0	0
Major non-current assets	₩ 68,764	₩ 69,011	₩ 72,455